CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note 20 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenue are conducted and generated in the PRC, and all of the Company’s revenue earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into U.S. dollars.

Regulation S-X requires the condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and the subsidiaries’ gain as “Equity in gain of subsidiaries” on the Condensed Statements of Comprehensive Income.

For the years ended December 31, 2022, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, or guarantees of the Company.

Note 20 —  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED BALANCE SHEETS

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS:
Cash and cash equivalents	—	4,437	608
Prepayment and other current assets	—	3,450,175	472,672
Due from subsidiaries	—	43,345,774	5,938,347
Investment in subsidiaries	17,675,604	25,822,112	3,537,615
TOTAL ASSETS	17,675,604	72,622,498	9,949,242
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Payroll payable	—	159,243	21,816
Other payable	—	1,314,148	180,041
TOTAL LIABILITIES	—	1,473,391	201,857
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0. 01 par value, 200,000,000 shares authorized, 22,235,471 and 24,535,471 shares issued and outstanding as of December 31, 2023 and 2024	1,542,964	1,709,070	245,355
Additional paid-in capital	2,729,084	50,014,763	6,851,994
Statutory reserves	1,494,652	2,054,975	281,530
Ordinary shares subscribed	(1,542,964)	(1,542,964)	(222,355)
Accumulated other comprehensive income	—	418,491	57,088
Retained earnings	13,451,868	18,494,772	2,533,773
TOTAL SHAREHOLDERS’ EQUITY	17,675,604	71,149,107	9,747,385
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	17,675,604	72,622,498	9,949,242

Note 20 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
General and administrative expenses	—	—	2,471,530	338,598
Research and development expenses	—	—	86,320	11,826
LOSS FROM OPERATIONS	—	—	(2,557,850)	(350,424)
Interest income	—	—	14,569	1,996
Equity in gain of subsidiaries	5,316,277	9,483,524	8,146,508	1,116,067
INCOME BEFORE INCOME TAX	5,316,277	9,483,524	5,603,227	767,639
NET INCOME	5,316,277	9,483,524	5,603,227	767,639

OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	—	—	418,491	57,333
TOTAL COMPREHENSIVE INCOME	5,316,277	9,483,524	6,021,718	824,972

Note 20 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY  (continued)

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES:
Total net income	5,316,277	9,483,524	5,603,227	767,639
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain of subsidiaries	(5,316,277)	(9,483,524)	(8,146,508)	(1,116,067)
Unrealized foreign exchange loss	—	—	418,491	57,333
Changes in operating assets and liabilities:
Prepayment and other current assets	—	—	(179,935)	(24,651)
Other payables	—	—	1,314,148	180,038
Payroll payables	—	—	159,243	21,816
NET CASH USED IN OPERATING ACTIVITIES	—	—	(831,334)	(113,892)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares upon the completion of IPO	—	—	54,481,760	7,463,971
Proceeds from issuance of ordinary shares upon exercise of underwriters’ over-allotment option	—	—	8,690,520	1,190,596
Net repayment from related parties	—	—	(52,885,180)	(7,245,240)
Deferred costs related to initial public offering	—	—	(9,451,329)	(1,294,827)
NET CASH PROVIDED BY FINANCING ACTIVITIES	—	—	835,771	114,500
NET INCREASE IN CASH AND CASH EQUIVALENT	—	—	4,437	608
TOTAL CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	—	—
TOTAL CASH AND CASH EQUIVALENTS, END OF YEAR	—	—	4,437	608